PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expense, Current [Abstract]
Schedule of Prepaid Expenses And Other Current Assets

	December 31,
	2023	2022
Receivable from the German authorities – COVID-19 (1)	$512	$483
Dutch Governmental support – COVID-19 (2)	-	4,302
Income tax receivable	867	112
Interest from bank deposits	529	-
Value Added Tax (VAT) receivable	960	1,759
Prepaid uniforms	712	811
Prepaid insurance	532	536
Prepaid licenses	541	139
Prepaid rent	365	219
Other	2,107	1,444
Total prepaid expenses and other current assets	$7,125	$9,805

(1)
In Germany, the employees are eligible for payroll support. The Company pays to its German employees their full salary and the Company is being reimbursed by the German government for the payroll support amount.

(2)	In the Netherlands, the Company was eligible for support following the COVID-19 crisis.